Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of exceptional items [line items]
Other income	$ 393	$ 247	$ 662
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(28,022)	(27,527)	(24,120)
Loss from equity accounted investments, related impairments and expenses:
Net finance costs	(1,064)	(1,245)	(1,417)
Loss before taxation	(1,060)	(650)	(763)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Other income	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(57)	(57)	(82)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(96)	(80)	(134)
Samarco Germano dam decommissioning	(263)
Samarco dam failure provision	(586)	(429)	(38)
Net finance costs	(108)	(84)	(127)
Loss before taxation	$ (1,060)	$ (650)	$ (381)